UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04101

Excelsior Tax-Exempt Funds, Inc.

(Exact name of registrant as specified in charter)

114 West 47th Street New York, NY	10036
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Rd., Columbus, Oh 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-446-1012

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Item 1.	Schedule of Investments.

<<Insert schedule of investments here>>

Excelsior Tax-Exempt Fund, Inc.

New York Intermediate-Term Tax-Exempt Fund

Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Shares	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (17.61%):
3,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series A, (FGIC) (a), 2.17%, 6/15/25	$3,000,000
4,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer Systems Revenue Bonds, Series C, (FGIC) (a), 2.10%, 6/15/23	4,000,000
5,450,000	Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligations, Series 5 (a), 2.10%, 5/1/19	5,450,000
6,000,000	Suffolk County, New York, Water Authority, Bond Anticipation Notes (a), 1.96%, 1/1/08	6,000,000
6,900,000	Westchseter County, New York, Health Revenue Bonds, Series C-1 (a), 1.65%, 11/1/19	6,900,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES		25,350,000

TAX-EXEMPT SECURITIES (66.36%):
10,000,000	Long Island Power Authority, New York Electric Authority Revenue Bonds, Series A, (AMBAC), 5.50%, 12/1/11	11,388,000
15,000,000	Nassau County, New York, Interim Finance Authority Revenue Bonds, Series B, (AMBAC), 5.00%, 11/15/12	16,697,550
6,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A, 5.25%, 11/1/10	6,695,640
5,000,000	New York State Dormitory Authority, New York University Revenue Bonds, Series A, (AMBAC), 5.75%, 7/1/12	5,789,000
10,000,000	New York State Dormitory Authority, Revenue Bonds, Series B, 5.25%, 11/15/23	11,010,700
7,000,000	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds, Series A, 5.50%, 3/15/12	7,921,270
6,000,000	New York State Environmental Facilities Revenue Bonds, Municipal Water, Project K, 5.00%, 6/15/12	6,689,220
5,000,000	New York State Local Government Assistance Corporation Revenue Bonds, Series A-1, (FSA), 5.00%, 4/1/12	5,539,700
6,000,000	New York State Thruway Authority Revenue Bonds, Local Highway & Bridge Project, Series C, (MBIA), 5.50%, 4/1/12	6,843,480
5,000,000	New York State Thruway Authority Revenue Bonds, Second General Highway & Bridge Project, Series A, (MBIA), 5.00%, 4/1/11	5,522,950

5,000,000	New York State Thruway Authority Service Contract Revenue Bonds, Local Highway & Bridge Project, 5.50%, 4/1/14	5,580,100
5,000,000	Puerto Rico Electric Power Authority Revenue Bonds, Series BB, (MBIA), 6.00%, 7/1/11	5,859,200

Total TAX-EXEMPT SECURITIES		95,536,810

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (13.56%):
10,000,000	Long Island, New York Power Authority, New York Electric System Revenue Bonds, Series A, (FSA), 5.25%, 12/1/14, (Escrowed to Maturity)	11,490,100
7,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Service Contract, Series 8, (FSA), 5.375%, 7/1/21, (Prerefunded 07/01/13 @ 100)	8,034,250

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS		19,524,350

SHORT-TERM INVESTMENTS (1.92%):
1	Dreyfus New York Tax Exempt Cash Fund (b)	1
2,761,122	Provident Institutional New York Money Market Fund (b)	2,761,122

Total SHORT-TERM INVESTMENTS		2,761,123

Total (Cost $140,567,155) (c)		$143,172,283

(a)	Variable rate demand bonds and notes are payable upon not more than seven business days notice. Rate shown is as of December 31, 2004.

(b)	Registered Investment Company

(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
2,809,463	(204,335)	2,605,128

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

Notes

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At December 31, 2004, approximately 14% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At December 31, 2004, approximately 96% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

At December 31, 2004, approximately 94% and 4% of the net assets are invested in revenue bonds and anticipation notes, respectively.

Excelsior Tax-Exempt Funds, Inc.

Tax-Exempt Money Fund

Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Shares	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (93.19%):
12,775,000	Alaska State, Housing Finance Authority, State Capital Project, Revenue Bonds, Series C, (MBIA) (a), 1.98%, 07/01/22	$12,775,000
56,765,000	Austin, Texas, Water & Wastewater System, Revenue Bonds, (FSA) (a), 2.00%, 05/15/24	56,765,000
15,640,000	Bastrop, Texas, Independent School District, Munitops Certificates Trust, General Obligation Bonds, Series 2003-23 (a) (b), 1.38%, 02/15/11	15,640,000
13,000,000	Brownsville, Texas, Utilities System, Revenue Bonds, Series B, (MBIA) (a), 1.80%, 09/01/25	13,000,000
40,500,000	Burke County, Georgia, Oglethorpe Power Authority, Commercial Paper, (AMBAC), 1.70%, 01/07/05	40,500,000
20,000,000	Burke County, Georgia, Oglethorpe Power Authority, Commercial Paper, (AMBAC), 1.75%, 01/14/05	20,000,000
10,000,000	Burke County, Georgia, Oglethorpe Power Authority, Commercial Paper, (AMBAC), 1.75%, 02/07/05	10,000,000
44,430,000	Charlotte, North Carolina, Water & Sewer System, Revenue Bonds, Series B (a), 2.00%, 07/01/27	44,430,000
12,200,000	Chicago, Illinois, Board of Education, General Obligation Bonds, Series D, (FSA) (a), 2.00%, 03/01/32	12,200,000
46,730,000	Chicago, Illinois, Metropolitan Water Reclamation District Project, Capital Improvement, General Obligation Bonds, Series E (a), 1.97%, 12/01/22	46,730,000
43,800,000	Chicago, Illinois, Metropolitan Water Reclamation District Project, General Obligation Bonds, Series A (a), 1.97%, 12/01/31	43,800,000
28,690,000	Chicago, Illinois, Sales Tax, Revenue Bonds, (FGIC) (a), 2.00%, 01/01/34	28,690,000
15,000,000	Cleveland, Ohio, Waterworks, Revenue Bonds, Series L, (FGIC) (a), 1.99%, 01/01/33	15,000,000
20,000,000	Colorado Springs, Colorado, School District No. 11 Facilities Corp., Certificate Participation, (FSA) (a), 2.01%, 12/01/17	20,000,000
10,900,000	Colorado Springs, Colorado, Utilities, Revenue Bonds, TOCS, Series E (a) (b), 2.03%, 11/09/12	10,900,000
9,000,000	Colorado, Department of Transportation, Revenue Bonds, PUTTER, Series 249Z (a) (b), 2.03%, 06/15/14	9,000,000
25,995,000	Cypress Fairbanks, Texas, Independent School District, Munitops Certificates Trust, General Obligation Bonds, Series 2003-22 (a) (b), 1.38%, 02/15/11	25,995,000

80,000	Dade County, Florida, Water & Sewer System, Revenue Bonds, (FGIC) (a), 1.86%, 10/05/22	80,000
7,510,000	Dallas, Texas, Floating Rate Trust Certificate, General Obligation Bonds (a) (b), 2.03%, 02/15/15	7,510,000
16,685,000	Dallas, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-6 (a) (b), 2.04%, 02/15/12	16,685,000
34,668,000	Dallas, Texas, Water & Sewer System, Commercial Paper, Series B, 1.70%, 02/15/05	34,668,000
12,935,000	Denton, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-21 (a) (b), 2.04%, 08/15/12	12,935,000
10,735,000	Detroit, Michigan, City School District, Munitops Certificates Trust, General Obligation Bonds, Series 2004-39 (a) (b), 2.04%, 05/01/11	10,735,000
13,700,000	Detroit, Michigan, Sewage Disposal, Revenue Bonds, Series A, (MBIA) (a), 1.95%, 07/01/23	13,700,000
39,020,000	Detroit, Michigan, Sewage Disposal, Revenue Bonds, Series C-1, (FSA) (a), 1.95%, 07/01/27	39,020,000
51,780,000	Detroit, Michigan, Sewage Disposal, Revenue Bonds, Series C-2, (FGIC) (a), 1.95%, 07/01/29	51,780,000
23,000,000	District of Columbia, General Obligation Bonds, Series B, (FSA) (a), 2.00%, 06/01/30	23,000,000
23,740,000	District of Columbia, General Obligation Bonds, Series D, (FGIC) (a), 1.98%, 06/01/29	23,740,000
5,985,000	Fairfax County, Virginia, General Obligation Bonds, PUTTER, Series 461 (a) (b), 2.01%, 04/01/12	5,985,000
13,665,000	Florida State, Board of Education, Floating Rate Trust Certificate, General Obligation Bonds, Series 374 (a) (b), 2.03%, 06/01/22	13,665,000
3,500,000	Fort Bend, Texas, Independent School District, Munitops Certificates Trust, General Obligation Bonds, Series 1999-6 (a) (b), 2.04%, 03/07/07	3,500,000
9,265,000	Frisco, Texas, Munitops Certificates Trust, General Obligation Bonds (a) (b), 2.04%, 08/15/11	9,265,000
8,385,000	Grand Rapids, Michigan, Sanitation & Sewer Systems, Revenue Bonds, TOCS, Series G, (FGIC) (a) (b), 2.02%, 07/23/12	8,385,000
8,131,000	Harvard University, Commercial Paper, Series EE, 1.82%, 02/03/05	8,131,000
10,420,000	Hawaii State, Munitops Certificates Trust, General Obligation Bonds (FSA) (a) (b), 2.03%, 07/01/10	10,420,000
10,000,000	Hockley County, Texas, Industrial Development Corporation, Pollution Control, Amoco Project - Standard Oil Company, Revenue Bonds (a), 1.40%, 03/01/14	10,000,000

10,300,000	Hockley County, Texas, Industrial Development Corporation, Pollution Control, Amoco Project, Revenue Bonds (a), 1.80%, 11/01/19	10,300,000
12,600,000	Houston, Texas, Utility System, Revenue Bonds, TOCS, Series A, (FSA) (a) (b), 2.04%, 05/15/12	12,600,000
25,000,000	International Power Authority, Utah, Commercial Paper, Series B, 1.76%, 03/02/05	25,000,000
30,000,000	Jacksonville Electric Authority, Florida, Commercial Paper, Series 2001-C, 1.80%, 02/15/05	30,000,000
8,505,000	Jacksonville, Florida, Electric Authority, Floating Rate Trust Certificate, Revenue Bonds, Series N-8 (a) (b), 2.10%, 10/01/23	8,505,000
8,955,000	Judson, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2003-36 (a) (b), 2.05%, 02/01/11	8,955,000
16,800,000	Kansas State, Department of Highway Transportation, Revenue Bonds, Series B-2 (a), 1.97%, 09/01/19	16,800,000
28,300,000	Kansas State, Department of Highway Transportation, Revenue Bonds, Series C-2 (a), 1.95%, 09/01/19	28,300,000
11,603,000	Maryland State, Health & Education Facilities, Johns Hopkins University, Commercial Paper, 1.70%, 01/19/05	11,603,000
22,500,000	Massachusetts State, General Obligations, Series A (a), 1.95%, 09/01/16	22,500,000
23,600,000	Mecklenburg County, North Carolina, General Obligation Bonds, Series 1996C (a), 2.00%, 03/01/14	23,600,000
10,000,000	Metropolitan Government Nashville & Davidson County, Commercial Paper, 1.82%, 02/14/05	10,000,000
15,000,000	Metropolitan Government Nashville & Davidson County, Commercial Paper, 1.90%, 03/16/05	15,000,000
10,000,000	Metropolitan Government Nashville & Davidson County, Commercial Paper, 1.92%, 05/09/05	10,000,000
15,800,000	Michigan State, Commercial Paper, 2.20%, 10/05/05	15,800,000
10,000,000	Michigan State, Department of Treasury, Revenue Bonds, TOCS, Series C (a) (b), 2.02%, 09/01/12	10,000,000
9,495,000	Michigan State, Municipal Bond Authority, Revenue Bonds, PUTTER, Series 419 (a) (b), 2.01%, 04/01/12	9,495,000
5,230,000	Michigan State, Municipal Bond Authority, Revenue Bonds, PUTTER, Series 453 (a) (b), 2.03%, 05/01/12	5,230,000
18,297,000	Michigan State, Municipal Bond Authority, Revenue Bonds, Series 718 (a) (b), 2.03%, 10/01/20	18,297,000
7,000,000	Missouri State, Health & Educational Facilities Authority, Washington University, Revenue Bonds, Series A (a), 2.19%, 02/15/34	7,000,000
8,900,000	Missouri State, Health & Educational Facilities Authority, Washington University, Revenue Bonds, Series A, (a), 2.18%, 09/01/30	8,900,000

9,200,000	Montgomery, Alabama, General Electric, Commercial Paper, 2.00%, 01/04/05	9,200,000
17,255,000	Nassau County, New York, Interim Finance Authority, Sales Tax, Revenue Bonds, Series B, (FSA) (a), 1.95%, 11/15/22	17,255,000
25,000,000	New Hampshire State, Anticipation Notes (b), 2.20%, 06/01/05	25,010,116
24,470,000	New York City, New York, Transitional Finance Authority, Future Tax, Revenue Bonds, Series C3 (a), 2.00%, 08/01/31	24,470,000
8,810,000	New York City, New York, Transitional Finance Authority, Revenue Bonds, PUTTER, Series 468, (MBIA) (a) (b), 2.01%, 02/01/11	8,810,000
25,000,000	New York City, New York, Transitional Finance Authority, Revenue Bonds, Series 2D (a), 1.98%, 11/01/22	25,000,000
12,255,000	North Carolina State, General Obligation Bonds, PUTTER, Series 465 (a) (b), 2.01%, 05/01/11	12,255,000
10,320,000	North Carolina State, General Obligation Bonds, PUTTER, Series 466 (a) (b), 2.01%, 03/01/12	10,320,000
40,700,000	North Carolina State, General Obligation Bonds, Series E (a), 1.95%, 06/01/19	40,700,000
37,600,000	Ohio State University, Commercial Paper, 1.75%, 02/16/05	37,600,000
50,585,000	Ohio State, Infrastructure Improvement, General Obligations Bonds, Series D (a), 1.98%, 02/01/19	50,585,000
13,800,000	Oklahoma State, Water Resource Board, Revenue Bonds (a), 1.35%, 09/01/32	13,800,000
24,300,000	Omaha Public Power District, Nebraska, Electric Revenue Notes, Commercial Paper, Series A, 1.83%, 01/12/05	24,300,000
56,800,000	Orlando, Florida, Utilities Commission Water & Electric, Revenue Bonds, Series A (a), 1.95%, 10/01/17	56,800,000
22,000,000	Pennsylvania State University, Revenue Bonds, Series A (a), 1.98%, 04/01/31	22,000,000
35,000,000	Pennsylvania State, Turnpike Commission, Revenue Bonds, Series A-2 (a), 2.00%, 12/01/30	35,000,000
3,905,000	Phoenix, Arizona, Civic Improvement, Revenue Bonds, EAGLE, Class A (a) (b), 2.04%, 07/01/17	3,905,000
2,630,000	Port Authority of New York & New Jersey, Special Obligation, Revenue Bonds, Versatile Structure Obligation, Series 5 (a), 2.17%, 08/01/24	2,630,000
3,875,000	Round Rock, Texas, Independent School District, Floating Rate Trust Certificate, General Obligation Bonds, Series 578 (a) (b), 2.03%, 08/01/20	3,875,000

10,000,000	Sales Tax Asset Receivable Corporation, New York, Floating Rate Trust Certificate, Revenue Bonds, Series 984, (AMBAC) (a) (b), 2.01%, 10/15/32	10,000,000
20,000,000	Salt River, Arizona, Commercial Paper, 1.72%, 02/02/05	20,000,000
30,000,000	Salt River, Arizona, Commercial Paper, 1.74%, 02/10/05	30,000,000
14,000,000	San Antonio, Texas, Water System, Commercial Paper, Series 2001, 1.76%, 03/02/05	14,000,000
10,000,000	San Antonio, Texas, Water System, Commercial Paper, Series A, 1.75%, 02/11/05	10,000,000
16,560,000	Snohomish County, Washington, Public Utilities Authority, District No. 1 Generation System, Revenue Bonds, (MBIA) (a), 1.96%, 01/01/25	16,560,000
27,600,000	Snohomish County, Washington, Public Utilities Authority, District No. 1 Generation System, Revenue Bonds, Series A-1, (FSA) (a), 1.97%, 12/01/19	27,600,000
39,000,000	St. James Parish, Louisiana, Pollution Control, Texaco Project, Revenue Bonds, Series B (a), 1.88%, 02/10/05	39,000,000
22,700,000	Suffolk County, New York, Water Authority, Bond Anticipation Notes (a), 1.96%, 01/01/08	22,700,000
8,000,000	Tennessee State, School Board Authority, Higher Education, Commercial Paper, 1.85%, 02/16/05	8,000,000
14,425,000	Tennessee State, School Board Authority, Higher Education, Commercial Paper, 1.81%, 04/01/05	14,425,000
8,000,000	Texas State, Public Finance Authority, Commercial Paper, Series 2003, 1.85%, 04/06/05	8,000,000
42,000,000	Triborough Bridge & Tunnel Authority, Revenue Bonds, Series C, (AMBAC) (a), 1.95%, 01/01/32	42,000,000
17,000,000	University of Arizona, Certificates of Participation, Series B, (AMBAC) (a), 1.98%, 06/01/31	17,000,000
14,800,000	University of Delaware, Revenue Bonds (a), 2.00%, 11/01/23	14,800,000
18,960,000	University of Minnesota, Board of Regents, Revenue Bonds, Series A (a), 2.03%, 01/01/34	18,960,000
12,500,000	University of Pittsburgh, Commonwealth of Higher Education, University Capital Project, Revenue Bonds, Series A (a), 1.98%, 09/15/29	12,500,000
9,340,000	University of Texas, Revenue Bonds, PUTTER, Series 592 (a) (b), 2.03%, 08/15/12	9,340,000
3,300,000	University of Virginia, Revenue Bonds, EAGLE, Series A (a) (b), 2.04%, 06/01/33	3,300,000
4,500,000	Valdez, Alaska, Marine Terminal, BP Pipelines Project, Revenue Bonds, Series B (a), 2.18%, 07/01/37	4,500,000
12,300,000	Virginia College, Building Authority, University of Richmond Project, Revenue Bonds (a), 2.00%, 08/01/34	12,300,000

25,000,000	Wichita, Kansas, General Obligation Bonds, Series 211, 3.00%, 02/17/05	25,055,199
13,800,000	Wilmington, North Carolina, General Obligation Bonds (a), 1.98%, 06/01/15	13,800,000
30,720,000	Wisconsin State, Transportation Authority, Commercial Paper, Series 97A, 1.84%, 03/08/05	30,720,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $1,884,589,315)		1,884,589,315

TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (10.80%):
10,081,000	Austin, Texas, Commercial Paper, Series A, (JP MORGAN CHASE BANK-41% / STATE STREET & TRUST-33% / BAYERISCHE LANDESBANK-26%), 1.85%, 03/08/05	10,081,000
4,200,000	Baltimore, Maryland, Industrial Development Authority, Capital Acquisition Project, Revenue Bonds, (BAYERSICHE LANDESBANK) (a), 1.98%, 08/01/16	4,200,000
29,900,000	Baltimore, Maryland, Port Facilities Authority, Revenue Bonds, (BNP PARIBAS) (a), 1.65%, 10/14/11	29,900,000
22,000,000	Des Moines, Iowa, Hospital Facilities Authority, Methodist Medical Center Project, Revenue Bonds, (BANK OF AMERICA) (a), 1.98%, 08/01/15	22,000,000
15,000,000	District of Columbia, Phillips College Issue, General Obligation Bonds, (BANK OF AMERICA) (a), 2.00%, 08/01/33	15,000,000
19,500,000	Illinois State, Chicago Symphony Orchestra, Revenue Bonds, (NORTHERN TRUST COMPANY) (a), 1.97%, 12/01/28	19,500,000
7,000,000	Kenton County, Kentucky, Industrial Building Authority, Redken Labs, Inc. Project, Revenue Bonds, (MORGAN GUARANTY TRUST) (a), 1.80%, 12/01/14	7,000,000
17,600,000	King County, Washington, Sewer Authority, Revenue Bonds, (LANDESBANK HESSEN) (a), 1.98%, 01/01/32	17,600,000
10,000,000	Long Island Power Authority, New York, Commercial Paper, Series 1, (JP MORGAN CHASE), 1.80%, 01/13/05	10,000,000
13,034,000	Long Island Power Authority, New York, Electrical Systems, Revenue Bonds, Series 1A, (BAYERISCHE LANDESBANK-80% / LANDESBANK BADEN-WUERTTEMBERG-20%) (a), 1.98%, 05/01/33	13,034,000
30,800,000	Michigan State, Building Authority, Commercial Paper, (BANK OF NEW YORK-70% / STATE STREET BANK & TRUST-30%), 1.75%, 01/20/05	30,800,000
4,165,000	Tri-County, Oregon, Metropolitan Transportation District, Interstate Max Project, Revenue Bonds, Series A, (BAYERISCHE LANDESBANK) (a), 1.95%, 12/01/21	4,165,000

16,200,000	Virginia State, Capital Region Airport Community Authority, Revenue Bonds, Series B, (FIRST UNION NATIONAL BANK) (a), 2.00%, 06/01/29	16,200,000
19,030,000	Washington State, Public Power Supply System, Nuclear Project No. 1, Revenue Bonds, Series 1A-2, (BANK OF AMERICA) (a), 1.97%, 07/01/17	19,030,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $218,510,000)		218,510,000

SHORT TERM INVESTMENTS (0.11%):
1,712,930	BlackRock Muni Fund (c)	1,712,930
493,113	Dreyfus Tax Exempt Cash Fund (c)	493,113

Total SHORT TERM INVESTMENTS (Cost $2,206,043)		2,206,043

Total Investments (Cost $2,105,305,358) (d) -104.10%		2,105,305,358
Liabilities in excess of other assets - (4.10)%		(82,838,797)

NET ASSETS - 100.00%		$2,022,466,561

(a)	Variable rate demand bonds and notes are payable upon not more than seven business days notice. Rate shown is as of December 31, 2004.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $320,517,116 or 15.85% of net assets.

(c)	Registered Investment Company

(d)	Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At December 31, 2004, approximately 11% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

Excelsior Tax-Exempt Funds, Inc.

New York Tax-Exempt Money Fund

Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Shares	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (78.16%):
10,000,000	Broome County, New York, Bond Anticipation Notes, 2.00%, 4/21/05	$10,004,805
2,100,000	Erie County, New York, Water Authority, Revenue Bonds, Series A, (AMBAC) (a), 1.94%, 12/1/16	2,100,000
3,000,000	Mamaroneck Free School District, New York, Tax Anticipation Notes, 1.75%, 2/10/05	3,001,194
15,400,000	Metropolitan Transition Authority, New York, Transition Revenue, BANS, Commercial Paper, Series 1, 1.75%, 3/8/05	15,400,000
3,000,000	New York City, New York, Municipal Water Finance Authority, Revenue Bonds, Series G, (FGIC) (a), 2.15%, 6/15/24	3,000,000
8,485,000	New York City, New York, Municipal Water Financing Authority, Eagle Project 20040027, Revenue Bonds, Class A (a) (b), 2.01%, 6/15/34	8,485,000
5,000,000	New York City, New York, Municipal Water Financing Authority, Extendable Commercial Paper, 1.84%, 3/11/05	5,000,000
10,000,000	New York City, New York, Municipal Water Financing Authority, Revenue Bonds, PUTTER, Series 622, (AMBAC) (a) (b), 2.01%, 6/15/12	10,000,000
10,870,000	New York City, New York, Transitional Finance Authority, Eagle Project 20030036, Revenue Bonds, Class A (a) (b), 2.01%, 2/1/31	10,870,000
4,995,000	New York City, New York, Transitional Finance Authority, Revenue Bonds, PUTTER, Series 307, (AMBAC) (a) (b), 2.01%, 8/1/19	4,995,000
5,530,000	New York City, New York, Transitional Finance Authority, Revenue Bonds, PUTTER, Series 471, (FGIC) (a) (b), 2.01%, 2/1/11	5,530,000
10,245,000	New York City, New York, Transitional Finance Authority, Revenue Bonds, Series 283 (a) (b), 2.01%, 11/15/18	10,245,000
12,685,000	New York City, New York, Transitional Finance Authority, Revenue Bonds, Series 536, (MBIA) (a) (b), 2.01%, 5/1/15	12,685,000
20,000,000	New York State Thruway, Tax Exempt, Commercial Paper, 1.85%, 1/10/05	19,999,999
10,000,000	New York State, Dormitory Authority, Columbia University, Commercial Paper, 1.65%, 2/1/05	10,000,000
9,300,000	New York State, Dormitory Authority, Cornell University, Commercial Paper, 1.75%, 3/1/05	9,300,000

5,000,000	New York State, Dormitory Authority, Mental Health Facilities, Revenue Bonds, (FSA) (a), 1.98%, 2/15/21	5,000,000
15,350,000	New York State, Dormitory Authority, Public Library Project, Revenue Bonds, Series A, (MBIA) (a), 1.95%, 7/1/28	15,350,000
1,500,000	New York State, Dormitory Authority, Rockefeller University, Revenue Bonds, Series A2 (a), 1.96%, 7/1/32	1,500,000
8,917,500	New York State, Environmental Facilities Authority, Revenue Bonds, Series 731 (a) (b), 2.01%, 6/15/22	8,917,500
9,000,000	New York State, General Electric Co. Project 1987A, Commercial Paper, 2.00%, 1/4/05	9,000,000
5,695,000	New York State, Metropolitan Transportation Authority, Floating Rate Trust Certificate, Revenue Bonds, Series 9, (FGIC) (a) (b), 2.05%, 7/1/26	5,695,000
12,300,000	New York State, Metropolitan Transportation Authority, Revenue Bonds, Series B, (FSA) (a), 1.98%, 11/1/22	12,300,000
8,000,000	New York State, Power Authority, General Obligation Bonds (a), 1.35%, 3/1/20	8,000,000
8,200,000	New York State, Sales Tax Asset Receivable Corp., Revenue Bonds, PUTTER, Series 564, (MBIA) (a) (b), 2.01%, 10/15/12	8,200,000
13,200,000	New York State, Triborough Bridge & Tunnel Authority, Revenue Bonds, Series C, (AMBAC) (a), 1.95%, 1/1/33	13,200,000
8,100,000	Niagara Falls, New York, Bridge Community Toll Authority, Revenue Bonds, Series A, (FGIC) (a), 1.94%, 10/1/19	8,100,000
7,430,000	North Hempstead, New York, Bond Anticipation Notes, 2.00%, 4/28/05	7,435,977
9,000,000	Oyster Bay, New York, General Obligation Notes, Series A, 2.00%, 1/21/05	9,001,488
18,600,000	Port Authority of New York & New Jersey, Special Obligation, Revenue Bonds, Versatile Structure Obligation, Series 5 (a), 2.17%, 8/1/24	18,599,999
10,000,000	Sales Tax Asset Receivable Corporation, New York, Floating Rate Trust Certificate, Revenue Bonds, Series 984, (AMBAC) (a) (b), 2.01%, 10/15/32	10,000,000
5,000,000	Suffolk County, New York, Industrial Development Agency, Southwest Sewer Systems, Revenue Bonds, (XLCA), 4.00%, 2/1/05	5,011,621
12,500,000	Suffolk County, New York, Tax Anticipation Notes, Series I, 3.25%, 8/16/05	12,601,000
3,800,000	Suffolk County, New York, Water Authority, Bond Anticipation Notes (a), 1.96%, 6/1/06	3,800,000
8,000,000	Suffolk County, New York, Water Authority, Bond Anticipation Notes (a), 1.95%, 12/1/09	8,000,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES		310,328,583

TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (24.74%):
10,000,000	Long Island Power Authority, New York, Commercial Paper, Series 1, (JP MORGAN CHASE), 1.80%, 1/13/05	10,000,000
4,350,000	Long Island Power Authority, New York, Revenue Bonds, Sub-Series 2A, (WESTDEUTSCHE LANDESBANK) (a), 1.95%, 5/1/33	4,350,000
7,300,000	New York City, New York, General Obligation Bonds, Series F2, (TORONTO DOMINION BANK) (a), 1.95%, 2/15/12	7,300,000
9,630,000	New York City, New York, General Obligation Bonds, Sub-Series B8, (BAYERISCHE LANDESBANK) (a), 1.95%, 8/15/24	9,630,000
9,500,000	New York City, New York, General Obligation Bonds, Sub-Series C4, (BNP PARIBAS) (a), 1.95%, 8/1/20	9,500,000
9,800,000	New York City, New York, General Obligation Bonds, Sub-Series H3, (BANK OF NEW YORK) (a), 1.97%, 3/1/34	9,800,000
8,800,000	New York City, New York, Industrial Development Agency, Civic Facility Revenue Bonds, Jewish Community Center Project, (MANUFACTURERS & TRADERS) (a), 2.05%, 3/1/30	8,800,000
2,200,000	New York City, New York, Industrial Development Agency, Revenue Bonds, Hanson Office Project, (ING BANK NV / LLOYDS BANK) (a), 2.10%, 12/1/39	2,200,000
10,000,000	New York City, New York, Industrial Development Agency, Revenue Bonds, New York Stock Exchange Project, Series B, (BANK OF AMERICA) (a), 1.97%, 5/1/33	10,000,000
6,300,000	New York City, New York, Mass Transportation Authority, Commercial Paper, (ABN-AMRO), 1.84%, 2/7/05	6,300,000
8,500,000	New York State, Housing Finance Agency Services, Revenue Bonds, Series I, (LANDESBANK HESSEN) (a), 1.98%, 3/15/31	8,500,000
1,825,000	New York State, Local Government Assistance, Revenue Bonds, Series E, (LANDESBANK HESSEN) (a), 1.95%, 4/1/25	1,825,000
5,000,000	New York State, Local Government Assistance, Revenue Bonds, Series F, (SOCIETE GENERALE) (a), 1.92%, 4/1/25	5,000,000
800,000	Suffolk County, New York, Industrial Development Agency, Cold Spring Harbor Research Project, Revenue Bonds, (MORGAN GUARANTY TRUST) (a), 2.20%, 7/1/23	800,000

4,238,000	Yonkers, New York, Industrial Development Agency, Civic Facility Revenue Bonds, Consumers Union Facility, (BANK OF NEW YORK) (a), 2.00%, 7/1/19	4,238,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT		98,243,000

SHORT TERM INVESTMENTS (0.09%):
352,314	BlackRock Institutional New York Money Market Fund (c)	352,314
1	Dreyfus New York Tax Exempt Fund (c)	1

Total SHORT TERM INVESTMENTS		352,315

Total (Cost $408,923,898) (d)		$408,923,898

(a)	Variable rate demand bonds and notes are payable upon not more than seven business days notice. Rate shown is as of December 31, 2004.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $95,622,500 or 24.08% of net assets.

(c)	Registered Investment Company

(d)	Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

XLCA – XL Capital Assurance

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At December 31, 2004, approximately 25% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At December 31. 2004, approximately 99% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.

Excelsior Tax-Exempt Funds, Inc.

Short-Term Tax-Exempt Securities Fund

Schedule of Portfolio Investments	December 31, 2004

(Unaudited)

Shares	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (39.57%):
10,000,000	Detroit, Michigan, Water Supply System Revenue Bonds, Series C, (FGIC) (SPA: FGIC-SPI) (a), 2.00%, 07/01/29	$10,000,000
9,000,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue Bonds, Exxon Project (OBG: Exxon) (a), 2.05%, 11/01/19	9,000,000
12,500,000	Gwinnett County, Georgia, Development Authority Revenue Bonds, Civic & Cultural Center Project (SPA: Landesbank Hessen) (a), 1.96%, 09/01/31	12,500,000
10,000,000	Michigan Technological University Revenue Bonds, Series A, (AMBAC) (SPA: Bank of America) (a), 2.00%, 10/01/18	10,000,000
12,500,000	Orlando, Florida, Utilities Commission Water & Electric Revenue Bonds, Series A (SPA: Bayerische Landesbank) (a), 1.95%, 10/01/17	12,500,000
12,500,000	Pennsylvania Higher Education Facilities Authority Revenue Bonds, Carnegie Mellon University Project, Series C (SPA: Morgan Guaranty Trust) (a), 2.19%, 11/01/29	12,500,000
10,350,000	Pennsylvania State University Revenue Bonds, Series A (GO of University) (SPA: Westdeutsche Landesbank) (a), 1.98%, 03/01/32	10,350,000
12,500,000	Triborough Bridge & Tunnel Authority, New York, Revenue Bonds, Series B, (AMBAC) (SPA: State Street Bank and Trust) (a), 1.95%, 01/01/32	12,500,000
12,500,000	West Side Calhoun County, Texas, Development Updates Revenue Bonds, Sohio Chemical Corp. Project (OBG: Sohio Chemical) (a), 2.19%, 12/01/15	12,500,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $101,850,000)		101,850,000

TAX-EXEMPT SECURITIES (54.95%):
10,000,000	California State Economic Recovery General Obligation Bonds, Series A, 5.00%, 07/01/07	10,637,000
10,000,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series A, 5.00%, 06/01/07	10,635,400
6,000,000	Georgia State Road & Thruway Authority Revenue Bonds, 4.00%, 10/01/07	6,267,480
5,000,000	Massachusetts State General Obligation Bonds, Series B, 4.00%, 08/01/06	5,136,700

22,500,000	Memphis, Tennessee, Electric System Revenue Bonds, Series A, (FSA), 5.00%, 12/01/07	24,033,825
10,000,000	Montgomery County, Maryland, General Obligation Bonds, Series A, 5.00%, 11/01/07	10,736,200
5,000,000	Nassau County, New York, Interim Finance Authority Revenue Bonds, Series B, 4.00%, 11/15/05	5,077,100
10,000,000	New Jersey State Economic Development Authority Revenue Bonds, School Facilities, Series F, 5.00%, 06/15/07	10,611,100
10,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Future Tax, Sub-Series D1, 5.00%, 11/01/07	10,707,900
5,000,000	Seattle, Washington, Municipal Light & Power Revenue Bonds, (FSA), 5.00%, 11/01/06	5,239,400
10,000,000	Texas State Public Finance Authority General Obligation Bonds, Series A, 5.25%, 10/01/07	10,750,700
22,000,000	Texas State Public Finance Authority Revenue Bonds, Series A, (FSA), 5.00%, 12/15/07	23,551,660
8,000,000	University of Maryland Revenue Bonds, Auxiliary Facility & Tuition, Series A, 5.00%, 04/01/05	8,058,320

Total TAX-EXEMPT SECURITIES (Cost $142,156,320)		141,442,785

TAX-EXEMPT SECURITIES - BACKED BY LETTERS OF CREDIT (3.89%):
10,000,000	New York State Housing Finance Agency Service Revenue Bonds, Series E (BNP Paribas) (a), 1.93%, 03/15/27	10,000,000

Total TAX-EXEMPT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $10,000,000)		10,000,000

SHORT-TERM INVESTMENTS (0.11%):
281,159	BlackRock Muni Fund (b)	281,159
1	Dreyfus Tax Exempt Cash Fund (b)	1

Total SHORT-TERM INVESTMENTS (Cost $281,160)		281,160

Total Investments (Cost $254,287,480) (c) - 98.52%		253,573,945
Other assets in excess of liabilities - 1.48%		3,821,150

NET ASSETS - 100.00%		$257,395,095

(a)	Variable rate demand bonds and notes are payable upon not more than seven business days notice. Rate shown is as of December 31, 2004.

(b)	Registered Investment Company

(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
77,484	(791,019)	(713,535)

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

SPA – Standby Purchase Agreement

OBG – Corporate Obligor

Notes

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At December 31, 2004, approximately 4% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

Excelsior Tax-Exempt Funds, Inc.

Intermediate-Term Tax-Exempt Fund

Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Shares	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (16.31%):
10,000,000	Alaska State Housing Finance Authority, Capital Project Revenue Bonds, Series C, (MBIA) (a), 1.98%, 07/01/22	$10,000,000
14,800,000	Iowa State, Finance Authority, Multifamily Housing Village Court Association Revenue Bonds, Series B (a), 1.99%, 11/01/15	14,800,000
14,710,000	Kansas State Department of Transportation Highway Revenue Bonds, Series C-1 (a), 1.95%, 09/01/19	14,710,000
2,000,000	New Jersey State, Sports & Exposition Authority Revenue Bonds, Series B-1, (MBIA) (a), 1.90%, 03/01/21	2,000,000
15,500,000	West Side Calhoun County, Texas, Development Updates Revenue Bonds, Sohio Chemical Corp. Project (OBG: Sohio Chemical) (a), 2.19%, 12/01/15	15,500,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $57,010,000)		57,010,000

TAX-EXEMPT SECURITIES (71.40%):
10,000,000	Clark County, Nevada, School District General Obligation Bonds, Series B, (FSA), 5.00%, 06/15/12	11,092,900
10,000,000	Colorado Springs, Colorado, Utilities Revenue Bonds, Series A, 5.25%, 11/15/10	11,217,800
10,000,000	Connecticut State Special Tax Obligation Revenue Bonds, Transportation Infrastructure, Series A, (FGIC), 5.50%, 10/01/10	11,319,800
10,000,000	Cook County, Illinois, General Obligation Bonds, Series D, (AMBAC), 5.25%, 11/15/11	11,227,300
10,000,000	Dallas, Texas, Water Works & Sewer System Revenue Bonds, (FSA), 5.38%, 10/01/12	11,384,500
10,000,000	Detroit, Michigan, Sewer Disposal Revenue Bonds, Series A, (FSA), 5.00%, 07/01/14	11,008,500
10,000,000	Flordia State Division Board Finance Department, General Services Revenue Bonds, Department of Environmental Protection-Preservation 2000, Series A, (FSA), 6.00%, 07/01/13	11,838,400
10,000,000	Hawaii State General Obligation Bonds, Series CY, (FSA), 5.50%, 02/01/12	11,377,300
10,000,000	Illinois State General Obligation Bonds, First Series, (MBIA), 5.50%, 08/01/14	11,483,000

10,000,000	Illinois State Sales Tax Revenue Bonds, First Series, (FSA), 5.25%, 06/15/13	11,223,000
10,000,000	Jefferson County, Colorado, School District General Obligation Bonds, (MBIA), 6.50%, 12/15/11	12,053,900
10,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Series B, (MBIA), 5.00%, 07/01/13	11,147,800
10,000,000	Maryland State General Obligation Bonds, State & Local Facilities Loan, 1st Series, 5.25%, 03/01/13	11,360,900
10,000,000	Michigan State Building Authority Revenue Bonds, Facilities Program, Series I, (FSA), 5.25%, 10/15/14	11,223,800
10,000,000	New Jersey State General Obligation Bonds, Series D, 6.00%, 02/15/11	11,572,700
20,000,000	New Jersey State Transportation Trust Fund Authority, Transportation Systems Revenue Bonds, Series C, (FSA), 5.50%, 12/15/10	22,656,800
10,000,000	New York State Dormitory Authority, State University Educational Facilities Revenue Bonds, Series B, (FSA), 5.25%, 05/15/11	11,207,700
10,000,000	Pennsylvania State General Obligation Bonds, 5.50%, 02/01/13	11,418,200
10,000,000	Pennsylvania State General Obligation Bonds, First Series, (MBIA), 5.25%, 02/01/12	11,240,900
10,000,000	Pennsylvania State General Obligation Bonds, Second Series, (FGIC), 5.25%, 10/01/14	11,344,800
10,000,000	South Carolina State Public Services Authority Revenue Bonds, Series A, (FSA), 5.50%, 01/01/11	11,296,800

Total TAX-EXEMPT SECURITIES (Cost $239,301,261)		249,696,800

TAX-EXEMPT SECURITIES - BACKED BY LETTERS OF CREDIT (4.15%):
4,500,000	Long Island, New York, Power Authority Electrical System Revenue Bonds, Series B-3 (Westdeutsch Landesbank AG) (a), 2.17%, 05/01/33	4,500,000
10,000,000	Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Revenue Bonds, Series E-3 (PNC Bank N.A.) (a), 1.98%, 11/01/14	10,000,000

Total TAX-EXEMPT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $14,500,000)		14,500,000

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (6.43%):
10,000,000	Chicago, Illinois, Metropolitan Water Reclamation District Authority General Obligation Bonds, Series A, (Escrowed to Maturity), 5.25%, 12/01/10	11,249,400
10,000,000	New Jersey State Transportation Trust Fund Authority, Transportation Systems Revenue Bonds, Series A, (Escrowed to Maturity), 5.25%, 06/15/11	11,240,800

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $21,023,680)		22,490,200

SHORT-TERM INVESTMENTS (0.99%):
3,385,809	BlackRock Muni Fund (b)	3,385,809
60,539	Dreyfus Tax Exempt Cash Fund (b)	60,539

Total SHORT-TERM INVESTMENTS (Cost $3,446,348)		3,446,348

Total Investments (Cost $335,281,288) (c) - 99.28%		347,143,348
Other assets in excess of liabilities - 0.72%		2,502,342

NET ASSETS - 100.00%		$349,645,690

(a)	Variable rate demand bonds and notes are payable upon not more than seven business days notice. Rate shown is as of December 31, 2004.

(b)	Registered Investment Company

(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
12,278,071	(416,011)	11,862,060

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

Notes

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At December 31, 2004, approximately 11% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

Excelsior Tax-Exempt Funds, Inc.

Long-Term Tax-Exempt Fund

Schedule of Portfolio Investments	December 31, 2004

(Unaudited)

Shares	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (22.46%):
2,800,000	Marshall County, West Virginia, Pollution Control Authority, Mountaineer Carbon Revenue Bonds (a), 2.19%, 12/01/20	$2,800,000
3,000,000	New Jersey State, Sports & Exposition Authority Revenue Bonds, Series B-1, (MBIA) (a), 1.90%, 03/01/21	3,000,000
3,000,000	Palm Beach County, Florida, School Board Certificate Participation, (AMBAC) (a), 1.92%, 08/01/29	3,000,000
3,000,000	Pennsylvania State University Revenue Bonds, Series A (a), 1.98%, 04/01/31	3,000,000
2,500,000	University of Delaware Revenue Bonds, Series B (a), 2.13%, 11/01/34	2,500,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $14,300,000)		14,300,000

TAX-EXEMPT SECURITIES (58.89%):
3,000,000	Clark County, Nevada, School District General Obligation Bonds, Series A, (FSA), 5.00%, 06/15/15	3,313,440
3,000,000	Connecticut State Health & Education, Connecticut State University Revenue Bonds, Series E, (FGIC), 5.00%, 11/01/33	3,087,840
3,000,000	Maryland State, Health & Higher Education, Johns Hopkins University Revenue Bonds, Series A, 5.00%, 07/01/38	3,086,760
3,000,000	Maryland State, State & Local Facilities Loan General Obligation Bonds, 1st Series, 5.00%, 08/01/16	3,314,430
3,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series C, 5.00%, 06/15/35	3,063,330
3,000,000	New York State Environmental Facilities Revenue Bonds, Clean Water & Drinking Revolving Foods, 5.00%, 06/15/33	3,095,820
3,000,000	North Carolina State, Public Improvement General Obligation Bonds, Series A, 5.00%, 03/01/16	3,310,200
3,000,000	Orlando & Orange County, Florida, Expressway Authority Revenue Bonds, Series B, (AMBAC), 5.00%, 07/01/35	3,075,060
2,500,000	Pennsylvania State General Obligation Bonds, Third Reference, (FSA), 5.38%, 07/01/18	2,872,575
3,000,000	Seattle, Washington, Municipal Light & Power Revenue Bonds, (FSA), 5.00%, 11/01/28	3,088,230
3,000,000	University of California Revenue Bonds, Multi- Purpose Projects, Series Q, (FSA), 5.00%, 09/01/34	3,097,680

3,000,000	University of North Carolina, North Carolina Revenue Bonds, Series Q, (FSA), 5.00%, 12/01/33	3,086,760

Total TAX-EXEMPT SECURITIES (Cost $36,719,469)		37,492,125

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (15.18%):
3,000,000	Houston, Texas, Water & Sewer Systems Revenue Bonds, Series A, (FSA), 5.00%, 12/01/30, (Prerefunded 12/01/12 @ 100)	3,354,450
2,500,000	Long Island, New York Power Authority, New York Electric System Revenue Bonds, Series A, (FSA), 5.25%, 12/01/14, (Escrowed to Maturity)	2,872,525
3,000,000	Pennsylvania State General Obligation Bonds, 2nd Series, (FSA), 5.50%, 05/01/16, ( Prerefunded 12/01/12 @ 100)	3,436,560

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $9,021,697)		9,663,535

SHORT-TERM INVESTMENTS (3.03%):
1,911,042	BlackRock Muni Fund (b)	1,911,041
18,167	Dreyfus Tax Exempt Cash Fund (b)	18,167

Total SHORT-TERM INVESTMENTS (Cost $1,929,208)		1,929,208

Total Investments (Cost $61,970,373) (c) - 99.56%		63,384,868
Other assets in excess of liabilities - 0.44%		278,641

NET ASSETS - 100.00%		$63,663,509

(a)	Variable rate demand bonds and notes are payable upon not more than seven business days notice. Rate shown is as of December 31, 2004.

(b)	Registered Investment Company

(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
1,510,768	(96,273)	1,414,495

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

Notes

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At December 31, 2004, approximately 15% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

Excelsior Tax-Exempt Funds, Inc.

California Tax-Exempt Income Fund

Schedule of Portfolio Investments	December 31, 2004

(Unaudited)

Shares	Security Description	Value
TAX-EXEMPT SECURITIES (90.23%):
545,000	Alameda-Contra Costa, California, Certificates of Participation, Transportation District, (AMBAC), 4.00%, 08/01/12	$569,002
595,000	Berkeley, California, Unified School District, General Obligation Bonds, (FGIC), 4.38%, 08/01/06	615,260
35,000	California Educational Facilities Authority, Santa Clara University Revenue Bonds, (MBIA), 4.90%, 09/01/06	36,551
750,000	California Educational Facilities Authority, Stanford University Revenue Bonds, Series R, 5.00%, 11/01/11	844,350
1,000,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series T, 5.00%, 12/01/11	1,095,640
1,000,000	California State Department of Transportation Revenue Bonds, Federal Highway Grant Anticipation Bonds, Series A, (FGIC), 4.50%, 02/01/13	1,074,870
500,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series U, 4.00%, 12/01/06	516,415
1,000,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series Y, 5.00%, 12/01/10	1,117,230
1,000,000	California State Economic Recovery, General Obligation Bonds, Series A, (FGIC), 5.25%, 07/01/14	1,135,940
750,000	California State Infrastructure & Economic Development Bank Revenue Bonds, Bay Area Toll Bridges, Series A, (FSA), 5.00%, 07/01/11	835,508
250,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series D, (MBIA), 4.85%, 09/01/08	270,353
750,000	California State, General Obligation Bonds, 6.25%, 04/01/08	835,710
750,000	California State, General Obligation Bonds, (MBIA), 7.50%, 10/01/07	850,770
1,000,000	California Statewide Communities Development Authority Revenue Bonds, California Endowment, 5.00%, 07/01/13	1,114,780
315,000	Central Coast Water Authority, California, Revenue Bonds, State Water Project, Series A, (AMBAC), 6.00%, 10/01/05	324,207

1,000,000	Central Valley School District Financing Authority, California, School District General Obligation Bonds, Series A, (MBIA), 6.15%, 08/01/09	1,150,690
1,100,000	Cerritos, California, Public Financing Authority Tax Allocation Bonds, Redevelopment Project, Series A, (AMBAC), 3.00%, 11/01/10	1,107,007
545,000	Chino Basin, California, Regional Financing Authority Municipal Water District Sewer System Project, (AMBAC), 7.00%, 08/01/05	560,511
350,000	Contra Costa County, California, Certificates of Participation, Capital Projects, (AMBAC), 4.63%, 02/01/07	366,951
550,000	Contra Costa, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (FGIC), 6.00%, 03/01/07	593,142
1,000,000	Contra Costa, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (FGIC), 6.00%, 03/01/08	1,111,960
750,000	East Bay, California, Regional Park District Authority General Obligation Bonds, 5.00%, 09/01/07	800,850
250,000	Escondido, California, Unified School District General Obligation Bonds, Series A, (FGIC), 5.00%, 09/01/08	271,990
1,150,000	Fairfield-Suisun, California, Unified School District General Obligation Bonds, (MBIA), 4.25%, 08/01/10	1,233,616
975,000	Foothill - De Anza, California, Community College District General Obligation Bonds, (FGIC), 5.00%, 08/01/14	1,071,525
155,000	Fresno, California, Sewer Revenue Bonds, Series A-1, (AMBAC), 4.80%, 09/01/06	161,615
750,000	Glendale, California, Unified School District General Obligation Bonds, Series D, (MBIA), 4.50%, 09/01/13	799,658
745,000	Los Altos, California, School District General Obligation Bonds, Series A, (FSA), 5.00%, 08/01/06	777,519
300,000	Los Angeles County, California, Public Works Financing Authority, Revenue Bonds, Regional Park & Open Space District, Series A, 5.25%, 10/01/05	307,083
500,000	Los Angeles, California, Department of Airports Revenue Bonds, Series A, (FGIC), 6.00%, 05/15/05	507,215
150,000	Los Angeles, California, Municipal Improvement Corporation Sanitation Equipment Charge Revenue Bonds, Series A, (FSA), 4.88%, 02/01/06	154,404
750,000	Los Angeles, California, Municipal Improvement Corporation Sanitation Equipment Charge Revenue Bonds, Series B, (AMBAC), 4.60%, 02/01/06	769,845
1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series A, (FSA), 5.00%, 02/01/10	1,106,820
500,000	Los Angeles, California, Unified School District General Obligation Bonds, Series F, (FSA), 4.50%, 07/01/13	539,110

1,000,000	Los Angeles, California, Wastewater System Revenue Bonds, Series A, (FGIC), 5.50%, 06/01/10	1,138,310
1,000,000	Los Angeles, California, Water & Power Revenue Bonds, Power System, Series A, Sub-Series A-1, (MBIA), 5.00%, 07/01/14	1,105,470
370,000	Marin, California, Municipal Water District Revenue Bonds, (AMBAC), 4.00%, 07/01/10	391,863
700,000	Metropolitan Water District of Southern California, General Obligation Bonds, 4.25%, 03/01/08	742,399
1,000,000	Metropolitan Water District of Southern California, General Obligation Bonds, Series A, 3.00%, 03/01/08	1,022,700
960,000	Metropolitan Water District of Southern California, Revenue Bonds, 5.75%, 07/01/09	1,088,208
120,000	Metropolitan Water District of Southern California, Revenue Bonds, Series B, (MBIA), 5.25%, 07/01/07	127,619
1,000,000	Modesto, California, Irrigation District Financing Authority Certificates of Participation, Series A, (MBIA), 4.00%, 07/01/09	1,059,820
975,000	Modesto, California, Irrigation District Financing Authority Revenue Bonds, Series A, (MBIA), 5.45%, 10/01/07	1,046,282
1,000,000	Moulton-Niguel, California, Water District General Obligation Bonds, (AMBAC), 4.00%, 09/01/10	1,060,720
500,000	Napa County, California, Flood Protection & Watershed Improvement Revenue Bonds, Series A, (FGIC), 5.00%, 06/15/13	542,860
250,000	Northern California Power Agency, Public Power Revenue Bonds, Geothermal Project, Series A, (AMBAC), 5.50%, 07/01/05	254,235
125,000	Northern California Power Agency, Public Power Revenue Bonds, Series A, (AMBAC), 5.60%, 07/01/06	131,191
250,000	Novato, California, General Obligation Bonds, Series A, (MBIA), 6.25%, 08/01/07	272,515
1,100,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, 1st Senior, (AMBAC), 6.00%, 02/15/08	1,221,495
1,000,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, 2nd Senior, (FGIC), 6.00%, 02/15/07	1,077,510
1,000,000	Oxnard, California, Wastewater District Financing Authority Revenue Bonds, (FGIC), 3.50%, 06/01/09	1,042,300
1,000,000	Rancho, California, Water District Financing Authority Revenue Bonds, Series A, (FSA), 5.50%, 08/01/10	1,136,730
250,000	Sacramento County, California, Certificates of Participation, Public Facilities Project, (MBIA), 4.88%, 02/01/05	250,543

255,000	Sacramento, California, City Financing Authority Lease Revenue Bonds, Series A, (AMBAC), 5.05%, 11/01/06	268,043
300,000	San Bernardino County, California, Certificates of Participation, Medical Center Financing Project, (MBIA), 5.50%, 08/01/07	323,448
255,000	San Bernardino County, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (MBIA), 4.63%, 03/01/05	256,094
1,000,000	San Diego County, California, Certificates of Participation, (AMBAC), 5.00%, 11/01/11	1,119,250
250,000	San Diego, California, General Obligation Bonds, Public Safety Communication Project, 6.50%, 07/15/08	281,760
1,000,000	San Diego, California, Public Facilities Financing Authority Sewer Revenue Bonds, (FGIC), 5.20%, 05/15/13	1,030,870
300,000	San Diego, California, Public Facilities Financing Authority Sewer Revenue Bonds, Series B, (FGIC), 5.00%, 05/15/08	320,985
1,000,000	San Diego, California, Public Facilities Financing Authority Water Revenue Bonds, (MBIA), 5.00%, 08/01/11	1,115,310
875,000	San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Bonds, 5.50%, 07/01/07	942,358
1,500,000	San Francisco, California, City & County Airports Commission, Airport Revenue Bonds, 2nd Series, Issue 20, (MBIA), 5.00%, 05/01/06	1,554,794
1,000,000	San Francisco, California, City & County General Obligation Bonds, (FSA), 5.00%, 06/15/08	1,090,640
680,000	San Francisco, California, City & County General Obligation Bonds, Series 1, (FGIC), 4.50%, 06/15/05	687,684
1,020,000	San Francisco, California, City & County Parking Authority Revenue Bonds, Parking Meter Project, Series 1, (FGIC), 4.00%, 06/01/06	1,045,969
625,000	San Jose, California, Redevelopment Agency Tax Allocation Bonds, Merged Area Redevelopment Project, (AMBAC), 4.75%, 08/01/05	634,831
500,000	San Jose, California, Redevelopment Agency Tax Allocation Bonds, Merged Area Redevelopment Project, (AMBAC), 5.00%, 08/01/07	533,520
750,000	San Mateo County, California, Transportation District, Sales Tax Revenue Bonds, Series A, (FSA), 5.00%, 06/01/09	828,398
800,000	San Mateo, Foster City, California, School District, General Obligation Bonds, 4.00%, 09/01/13	833,184
510,000	Santa Barbara, California, Waterfront Certificates of Participation, (AMBAC), 4.13%, 10/01/12	540,299

1,075,000	Santa Clara County, California, Financing Authority, Series A, (AMBAC), 4.50%, 05/15/12	1,127,062
500,000	Santa Clara County, California, Transportation District, Sales Tax Revenue Bonds, Series A, 4.50%, 06/01/06	516,385
1,000,000	Southern California Public Power Authority Revenue Bonds, Series A, (MBIA), 5.25%, 07/01/09	1,100,500
1,000,000	Southern California Public Power Authority Revenue Bonds, Southern Transmission, Series B, (FSA), 4.25%, 07/01/11	1,070,160
600,000	University of California Revenue Bonds, Multi-Purpose Projects, Series F, (FGIC), 5.00%, 09/01/08	631,824

Total TAX-EXEMPT SECURITIES (Cost $55,366,646)		57,194,235

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (3.60%):
100,000	California Educational Facilities Authority, Santa Clara University Revenue Bonds, (MBIA), 4.90%, 09/01/06, (Escrowed to Maturity)	104,597
125,000	Los Angeles, California, Department of Water & Power Electric Plant Revenue Bonds, 4.60%, 08/15/06, (Escrowed to Maturity)	126,681
40,000	Metropolitan Water District of Southern California, Revenue Bonds, 5.75%, 07/01/09, (Escrowed to Maturity)	45,524
80,000	Metropolitan Water District of Southern California, WaterWorks Revenue Bonds, Series B, 5.25%, 07/01/07, (Prerefunded 07/01/06 @ 102)	85,274
125,000	Northern California Public Power Agency Revenue Bonds, Project A, 5.60%, 07/01/06, (Escrowed to Maturity)	131,361
400,000	Sacramento County, California, Sanitation District Financing Authority Revenue Bonds, 5.50%, 12/01/05, (Escrowed to Maturity)	412,824
825,000	San Bernardino County, California, Certificates of Participation, Medical Center Financing Project, Series A, (MBIA), 5.50%, 08/01/22, (Prerefunded 08/01/05 @ 102)	858,471
500,000	San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Bonds, (FGIC), 5.50%, 07/01/20, (Prerefunded 07/01/05 @ 101)	513,845

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $2,230,553)		2,278,577

SHORT-TERM INVESTMENTS (4.81%):
1,480,343	BlackRock California Money Fund (a)	1,480,343
1,566,029	Federated California Money Fund (a)	1,566,029

Total SHORT-TERM INVESTMENTS (Cost $3,046,372)		3,046,372

Total Investments (Cost $60,643,571) (b) - 98.64%	62,519,184
Other assets in excess of liabilities - 1.36%	860,820

NET ASSETS - 100.00%	$63,380,004

(a)	Registered Investment Company

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
1,935,669	(60,056)	1,875,613

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

Notes

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At December 31, 2004, approximately 4% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At December 31, 2004, approximately, 94% of the net assets are invested in California municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

At December 31, 2004, approximately, 59%, 24%, 8% and 4% of the net assets are invested in revenue bonds, general obligation bonds, certificates of participation and tax allocation bonds, respectively.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Tax-Exempt Funds, Inc.

By (Signature and Title)	/s/ MARY MARTINEZ
Mary Martinez, President

Date 2/22/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ MARY MARTINEZ
Mary Martinez, President

Date 2/22/05

By (Signature and Title)	/s/ AGNES MULLADY
Agnes Mullady, Treasurer

Date 2/22/05